Commitments and contingent liabilities - Standby Letters of Credits by Investment Grade (Details) - Standby letters of credit	Dec. 31, 2018	Dec. 31, 2017
Investment grade
Concentration Risk [Line Items]
Standby letters of credit by investment grade	89.00%	84.00%
Non-investment grade
Concentration Risk [Line Items]
Standby letters of credit by investment grade	11.00%	16.00%